Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

September 25, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Delaware Investments Dividend and Income Fund, Inc. (File No. 811-07460), Delaware Investments Global Dividend and Income Fund, Inc. (File No. 811-08246), Delaware Enhanced Global Dividend and Income Fund (File No. 811-22050), Delaware Investments Arizona Municipal Income Fund, Inc. (File No. 811-07412), Delaware Investments Colorado Municipal Income Fund, Inc. (File No. 811-07810), Delaware Investments National Municipal Income Fund (File No. 811-07410), and Delaware Investments Minnesota Municipal Income Fund II, Inc. (File No. 811-07420) (collectively, the “Funds”)
Additional Solicitation Materials

Dear Sir or Madam:

     Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system are additional solicitation materials to be used in connection with a joint special meeting of shareholders of the Funds (the “Meeting”) scheduled to be held on November 12, 2009.

     Please direct any questions and comments relating to this filing to Michael D. Mabry, Esq. at (215) 564-8011 or, in my absence, to Samuel K. Goldstein, Esq. at (215) 564-8128.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry, Esq.

cc: James O’Connor